Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2026	$ 28,190
Fiscal year 2027	28,190
Fiscal year 2028	28,190
Fiscal year 2029	28,190
Fiscal year 2030	28,190
Thereafter	462,631
Total	$ 603,581	$ 605,343